Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Share-Based Compensation

9. Share-Based Compensation

Employee Awards

The Company has an Incentive Stock Option Plan (the “2019 Plan”) issued on September 11, 2019. According to the 2019 Plan, options or warrants may be granted to eligible employees, and a total of 5,000,000 ordinary shares may be issued pursuant to the exercise of options and warrants granted. On December 1, 2020, the board of directors approved to increase the amount of ordinary shares to be issued under the 2019 plan by 5,000,000 ordinary shares.

As of March 31, 2021, the Company has issued offer letters to 31 employees under the 2019 Plan. Each offer letter provides a grant schedule including the number of options or warrants to be granted on each grant date, the vesting date and the exercise period of the options. For 28 of the employees, the options or warrants will be granted on a quarterly basis over a two-year period and can be exercised at the earliest three years and at the latest five years after the date of the first legal grant date. The options granted to three of the Company’s executives vest based on service-based conditions for a portion of the awards and upon service-based conditions and the achievement of a liquidity-event-driven performance condition. In the event of a change of control, defined as a corporate transaction involving 50% or more of the combined voting power of the equity interests in the Company, the stock options and warrants and performance stock options and warrants already granted or earmarked for an employee’s first year of employment will vest immediately, given that the employee’s employment contract has not been terminated.

In accordance with ASC 718, Stock-Based Compensation, the grant date should be the date at which an employer and an employee reach a mutual understanding of the key terms and conditions of a share-based payment award. In addition, individual awards that are subject to approval by the board of directors, management, or both are not deemed to be granted until all such approvals are obtained.

On January 29, 2021, the Company entered into the BCA, which was simultaneously approved by the board of directors. See Note 1 — Business and Basis of Presentation for further information on the BCA and respective Business Combination. Pursuant to the BCA, the exercise prices for certain employee awards that were not previously known were established. As such, a grant date for accounting purposes was achieved for these employee awards as there was a mutual understanding of the terms and conditions. However, the board of directors does not have the requisite authorization to settle the equity awards in ordinary shares. As such, the employee awards were initially treated as cash-settled liability awards as of January 29, 2021. On February 16, 2021, the share settlement of the employee awards was approved by the Company’s shareholders at an extraordinary general meeting, and as a result, the awards were reclassified from liability to equity. On February 16, 2021, the share-based compensation liability of $38 thousand recognized in other long-term liabilities as of December 31, 2020 related to these employee awards was reclassified to equity. In addition to establishing a mutual understanding of the key terms and conditions for certain employee awards, the BCA also established a performance condition that will adjust the exercise price of certain options and warrants upon the close of the Business Combination. As a result, the total cumulative share-based compensation expense to be recognized for the employee awards will be based on the fair value of the awards estimated at the grant date for the condition or outcome that is actually satisfied, that is, the service-based condition or the liquidity-event-driven performance condition. Share-based compensation expense has not been recognized for awards that will only vest upon on the achievement of the close of the transaction or an alternative liquidity event as these events are not considered probable as of March 31, 2021. Share-based compensation expense is recognized as general and administrative expense within the condensed consolidated statements of operations and comprehensive loss.

The following table sets forth the activity relating to the employee awards outstanding for the three months ended March 31, 2021 (aggregate intrinsic value in thousands):

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise price	contractual life	intrinsic
March 31, 2021	Number	(NOK)	(years)	value
Awards outstanding at beginning of period	375,000	1.50	4.75	$365
Awards granted	2,454,583	3.87	4.47	$2,704
Awards outstanding at end of period	2,829,583	3.56	4.47	$3,068
Awards exercisable at end of period	—	—	—	$—

The following table sets forth the activity relating to performance employee awards outstanding for the three months ended March 31, 2021 (aggregate intrinsic value in thousands):

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise price	contractual life	intrinsic
March 31, 2021	Number	(NOK)	(years)	value
Performance awards outstanding at beginning of period	625,000	1.50	4.75	$608
Performance awards granted	2,291,667	4.04	4.69	2,577
Performance awards outstanding at end of period	2,916,667	3.49	4.65	$3,185
Performance awards exercisable at end of period	—	—	—	$—

Assumptions used to determine the fair value of employee awards and performance employee awards using the Black-Scholes-Merton option pricing model are as follows:

	For the three months ended March 31, 2021
	Range of Assumptions
Grant date fair value per warrant or option	$1.13	—	$2.00
Valuation assumptions:
Expected term (years)	4.12	—	4.88
Expected volatility	45.50%	—	46.93%
Expected dividend yield	0.00%	—	0.00%
Risk-free interest rate	(0.66)%	—	(0.63)%

The expected option and warrant terms were calculated using the remaining contractual term as the employee awards and performance employee awards were deeply in-the-money as of the valuation date. The expected volatilities were derived from the average historical daily stock volatilities of a peer group of public companies that the Company considers to be comparable to its business over a period equivalent to the expected terms of the share-based awards. The expected dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rates were based on the AAA-Rated Euro Area Central Government Bond Yields.

Compensation expense recorded for the three months ended March 31, 2021 for the employee awards was $376 thousand. As of March 31, 2021, unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the 2019 Plan was $4,532 thousand. The expense is expected to be fully recognized over a period of 2.45 years. As noted above, the final measure of compensation expense for the employee awards will be based on the amount estimated at the grant date for the condition or outcome that is actually achieved. Upon the close of the Business Combination, 5,649,792 options and warrants will vest with a weighted-average grant date fair value of $1.65 per option or warrant as of February 16, 2021. No compensation expense was recorded for the three months ended March 31, 2020.

Nonemployee Awards — Related Party

On March 1, 2019, the Company entered into a consulting agreement with EDGE Global LLC (“EDGE”) for the Company’s CEO and Chief Commercial Officer (“CCO”) to be hired in to perform certain services related to leadership, technology selection and operational services (the “2019 EDGE Agreement”). Per the 2019 EDGE Agreement, the Company agreed to issue 8,315,902 warrants to EDGE equaling 6.5% of the total outstanding shares of the Company as of the effective date of the 2019 EDGE Agreement. On July 8, 2020, the Company resolved to issue 8,315,902 warrants to EDGE under the 2019 EDGE Agreement upon the consummation of a New Capital Raise as defined in the 2019 EDGE Agreement. The warrants may be exercised at the latest of May 15, 2024. Each warrant shall give the right to subscribe for one new ordinary share of the Company with a subscription price of NOK 1.44 per share.

On September 1, 2020, the Company amended the 2019 EDGE Agreement, effective as of July 1, 2020 (the “2020 EDGE Agreement”). This amendment extended the term of the 2019 EDGE agreement to December 31, 2021, and also set forth the new terms and conditions governing EDGE’s engagement with the Company. Under the 2020 EDGE Agreement, the Company agreed to issue 3,838,401 warrants to EDGE. The warrants will vest over an eighteen-month graded vesting period and expire on September 30, 2025. Each warrant provided the right to subscribe for one new ordinary share of the Company with a subscription price of NOK 1.50 per share. On September 25, 2020, the board approved the modification of the subscription price to be NOK 1.85 per share. On October 6, 2020, the issuance of warrants was approved by the Company’s shareholders at the extraordinary general meeting reclassifying the award from a liability to equity after which the fair value of the award was no longer remeasured. The following table sets forth the activity relating to warrants outstanding for the three months ended March 31, 2021 (aggregate intrinsic value in thousands):

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual life	intrinsic
March 31, 2021	Number	price (NOK)	(years)	value
Warrants outstanding at beginning of period	12,154,303	1.57	3.81	$11,724
Warrants granted	—	—	—	—
Warrants outstanding at end of period	12,154,303	1.57	3.56	$16,012
Warrants exercisable at end of period	10,235,110	1.52	3.38	$13,547

Assumptions used to determine the fair value of warrants under the EDGE Agreements using the Black-Scholes-Merton option pricing model are as follows:

	July 8,	October 6,
	2020	2020
Grant date fair value per warrant	$0.05	$0.07
Valuation assumptions:
Expected term (years)	4.00	2.80
Expected volatility	43.29%	43.10%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	(0.65)%	(0.71)%

The expected term was calculated using the simplified method based on the warrants vesting term and contractual terms as there was not sufficient relevant historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The expected volatility was derived from the average historical daily stock volatilities of a peer group of public companies that the Company considers to be comparable to its business over a period equivalent to the expected term of the share-based grants. The expected dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rate was based on the AAA-Rated Euro Area Central Government Bond Yields.

The fair value of warrants related to the EDGE Agreement which vested during the three months ended March 31, 2021 was $46 thousand. No warrants vested during the three months ended March 31, 2020. Compensation expense recorded for the three months ended March 31, 2021 for the warrants was $46 thousand. As of March 31, 2021, unrecognized compensation expense related to non-vested share-based compensation arrangements granted for the nonemployee awards was $137 thousand. The expense is expected to be fully recognized over 0.75 years. No compensation expense was recorded for the three months ended March 31, 2020.

See Note 12 — Related Party Transactions for further information on the non-equity-based compensation arrangements pursuant to the consulting agreements between the Company and EDGE.

Nonemployee Awards

On December 4, 2020, the Company entered into an agreement with a third-party service provider for its support in initiating and enabling high-level discussions with Japanese technology providers with the purpose of entering into license agreements. In accordance with the agreement, the Company planned to issue 2,308,526 warrants as payment-in-kind. Per the agreement, the warrants vest immediately and may be exercised at any time with the latest being September 30, 2023. As of December 31, 2020, as the warrants had yet to be approved by the shareholders, they were treated as cash-settled liability awards. Until the share issuance is approved by the shareholders, the third-party service provider retains a put option to demand cash payment in the amount of EUR 375 thousand ($427 thousand), which was recognized as accrued share-based compensation expense within accrued liabilities in the Company’s condensed consolidated balance sheets as of December 31, 2020. On February 16, 2021, the Company’s shareholders resolved to issue the 2,308,526 warrants with an exercise price of NOK 0.01. On March 8, 2021, the warrants were subscribed for by the third-party service provider, and as the put option was no longer in the control of the third-party service provider, the warrants were reclassified from liability to equity and remeasured to the fair value on the date of subscription. As part of this reclassification, the share-based compensation liability of $460 thousand recognized in accrued liabilities as of December 31, 2020 was reclassified to equity. The following table sets forth the activity relating to warrants outstanding for the three months ended March 31, 2021 (aggregate intrinsic value in thousands):

			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise price	contractual life	intrinsic
March 31, 2021	Number	(NOK)	(years)	value
Warrants outstanding at beginning of period	2,308,526	0.01	2.75	$2,649
Warrants granted	—	—	—	—
Warrants outstanding at end of period	2,308,526	0.01	2.50	$3,464
Warrants exercisable at end of period	2,308,526	0.01	2.50	$3,464

Assumptions used to determine the fair value of warrants using the Black-Scholes-Merton option pricing model are as follows:

March 8,
2021
Grant date fair value per warrant	$1.82
Valuation assumptions:
Expected term (years)	3.00
Expected volatility	49.80%
Expected dividend yield	0.00%
Risk-free interest rate	(0.66)%

The expected term is the contractual term per the agreement between the Company and the third-party service provider. The expected volatility was derived from the average historical daily stock volatilities of a peer group of public companies that the Company considers to be comparable to its business over a period equivalent to the expected term of the options. The expected dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rate was based on the AAA-Rated Euro Area Central Government Bond Yields as well, as US Treasury Rates.

The fair value of the warrants issued to the third-party service provider which vested during the three months ended March 31, 2021 was $4,200 thousand. No warrants vested during the three months ended March 31, 2020. Compensation expense recorded for the three months ended March 31, 2021 for the warrants was $3,739 thousand. As of March 31, 2021, all compensation expense was recognized related to the share-based compensation arrangement. There was no compensation expense recorded for the three months ended March 31, 2020.

11. Share-Based Compensation

Employee Awards

The Company has an Incentive Stock Option Plan (the “2019 Plan”) issued on September 11, 2019. According to the 2019 Plan, options may be granted to eligible employees, and a total of 5,000,000 ordinary shares may be issued pursuant to the exercise of options granted. On December 1, 2020, the board of directors approved to increase the amount or ordinary shares to be issued under the 2019 plan by 5,000,000.

As of December 31, 2020, the Company has issued offer letters to 22 employees under the 2019 Plan. Each offer letter provides a grant schedule including the number of options to be granted on each grant date, the vesting date and the exercise period of the options. For 21 of the employees, the options will be granted on a quarterly basis over a two-year period and can be exercised at the earliest three years and at the latest five years after the date of the first legal grant date. The options granted to the Company’s Chief Financial Officer (“CFO”) will cliff vest, while the performance options will vest based on a liquidity-event-based performance condition. In the event of a change of control, defined as a corporate transaction involving 50% or more of the combined voting power of the equity interests in the Company, the stock options and performance stock options already granted or earmarked for an employee’s first year of employment will vest immediately, given that the employee’s employment contract has not been terminated.

In accordance with ASC 718, Stock-Based Compensation, the grant date should be the date at which an employer and an employee reach a mutual understanding of the key terms and conditions of a share-based payment award. In addition, individual awards that are subject to approval by the board of directors, management, or both are not deemed to be granted until all such approvals are obtained. At board meetings on July 1, 2020 and September 2, 2020, the Company resolved to issue 900,000 options and 1,360,000 options, respectively, to its employees under the 2019 Plan. However, as of December 31, 2020, the exercise prices of these options have not been determined by the board of directors and there is not a mutual understanding of the terms and conditions of the awards, except for the options granted to the CFO. As a result, a grant date for accounting purposes has been achieved only for the options granted to the CFO. As the board does not have the authorization to issue shares and settle the options in equity without shareholder approval, the options granted to the CFO will be treated as cash-settled liability awards until approved by the shareholders.

The stock options and performance stock options were granted to the CFO with an exercise price of NOK 1.50 per share. The stock options cliff vest on October 1, 2023 and expire on September 30, 2025. The performance stock options vest on liquidity events, i.e., the close of funding for the first two facilities, that are not considered probable as of December 31, 2020 as the liquidity events have not yet occurred.

The following table sets forth the activity relating to stock options outstanding for the year ended December 31, 2020 (aggregate intrinsic value in thousands):

Weighted
average
		Weighted	remaining
		average exercise	contractual life	Aggregate
For the year ended December 31, 2020	Number	price (NOK)	(years)	intrinsic value
Options outstanding at beginning of year	—	—
Options granted	375,000	1.50
Options outstanding at end of year	375,000	1.50	4.75	$365
Options exercisable at end of year	—	—	—	$—

The following table sets forth the activity relating to performance stock options outstanding for the year ended December 31, 2020 (aggregate intrinsic value in thousands):

Weighted
average
		Weighted	remaining
		average exercise	contractual life	Aggregate
For the year ended December 31, 2020	Number	price (NOK)	(years)	intrinsic value
Performance options outstanding at beginning of year	—	—
Performance options granted	625,000	1.50
Performance options outstanding at end of year	625,000	1.50	4.75	$608
Performance options exercisable at end of year	—	—	—	$—

Assumptions used to determine the fair value of options and performance options granted to the CFO using the Black-Scholes-Merton option pricing model are as follows:

As of December 31,
2020
Fair value per option	$0.97
Valuation assumptions
Expected option term (years)	4.75
Expected volatility	45.70%
Expected dividend yield	0.00%
Risk-free interest rate	(0.73)%

The expected option term was calculated using the remaining contractual term as the options and performance options were deeply in-the-money as of the valuation date. The expected volatility was derived from the average historical daily stock volatilities of a peer group of public companies that the Company considers to be comparable to its business over a period equivalent to the expected term of the share-based grants. The expected dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rate was based on the AAA-Rated Euro Area Central Government Bond Yields.

Compensation expense recorded for the year ended December 31, 2020 for the stock options was $35 thousand. As of December 31, 2020, unrecognized compensation expense related to non-vested stock-based compensation arrangements granted under the 2019 Plan was $326 thousand. The expense is expected to be fully recognized over a period of 2.75 years.

Nonemployee Awards — Equity Classified

On October 15, 2018, the Company entered into a consulting agreement with EDGE Global LLC (“EDGE”) for the Company’s CEO and Chief Commercial Officer (“CCO”) to perform certain services related to leadership, technology selection and operational services (the “2018 EDGE Agreement”). Under the 2018 EDGE Agreement, the Company would issue EDGE options equaling 2% of the total outstanding ordinary shares of the Company on a fully diluted basis prior to January 31, 2019. In addition, upon completion of certain debt or equity transactions meeting specified thresholds, the Company agreed to issue options equaling 5% of the total outstanding ordinary shares of the Company on a fully diluted basis to EDGE. The terms and conditions under the 2018 EDGE Agreement were subsequently superseded by a new consulting agreement entered into between the Company and EDGE on November 1, 2018 (the “New 2018 EDGE Agreement”). The options under the 2018 EDGE agreement were not approved by the board of directors and an exercise price for the options was not determined. There were no options issued to EDGE under the 2018 EDGE Agreement.

Per the New 2018 EDGE Agreement, the Company agreed to issue options equaling 12.5% of the total outstanding ordinary shares of the Company on a fully diluted basis. The exercise price of the options was not set and there was no mutual understanding of the key terms of the arrangement prior to the New 2018 EDGE Agreement being superseded by a new consulting agreement entered into between the Company and EDGE on March 1, 2019 (the “2019 EDGE Agreement”). No options were issued to EDGE under the New 2018 EDGE Agreement.

Per the 2019 EDGE Agreement, the Company agreed to issue 8,315,902 warrants to EDGE equaling 6.5% of the total outstanding shares of the Company as of the effective date of the 2019 EDGE Agreement. On July 8, 2020, the Company resolved to issue 8,315,902 warrants to EDGE under the 2019 EDGE Agreement upon the consummation of a New Capital Raise as defined in the 2019 EDGE Agreement. The warrants may be exercised at the latest of May 15, 2024. Each warrant shall give the right to subscribe for one new ordinary share of the Company with a subscription price of NOK 1.44 per share.

On September 1, 2020, the Company amended the 2019 EDGE Agreement, effective as of July 1, 2020 (the “2020 EDGE Agreement”). This amendment extended the term of the 2019 EDGE agreement to December 31, 2021, and also set forth the new terms and conditions governing EDGE’s engagement with the Company. Under the 2020 EDGE Agreement, the Company agreed to issue 3,838,401 warrants to EDGE. The warrants will vest over an eighteen-month graded vesting period and expire on September 30, 2025. Each warrant provided the right to subscribe for one new ordinary share of the Company with a subscription price of NOK 1.50 per share. On September 25, 2020, the board approved the modification of the subscription price to be NOK 1.85 per share. On October 6, 2020, the issuance of warrants was approved by the Company’s shareholders at the extraordinary general meeting reclassifying the award from a liability to equity after which the fair value of the award is no longer remeasured. The following table sets forth the activity relating to warrants outstanding for the year ended December 31, 2020 (aggregate intrinsic value in thousands):

			Weighted
			average
		Weighted	remaining
		average exercise	contractual life	Aggregate
For the year ended December 31, 2020	Number	price (NOK)	(years)	intrinsic value
Warrants outstanding at beginning of year	—	—
Warrants granted	12,154,303	1.57
Warrants outstanding at end of year	12,154,303	1.57	3.81	$11,724
Warrants exercisable at end of year	9,595,374	1.49	3.56	$9,340

Assumptions used to determine the fair value of warrants under the EDGE Agreements using the Black-Scholes-Merton option pricing model are as follows:

	July 8,	October 6,
	2020	2020
Grant date fair value per warrant	$0.05	$0.07
Valuation assumptions
Expected term (years)	4.00	2.80
Expected volatility	43.29%	43.10%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	(0.65)%	(0.71)%

The expected term is calculated using the simplified method based on the warrants vesting term and contractual terms as there was not sufficient relevant historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The expected volatility was derived from the average historical daily stock volatilities of a peer group of public companies that the Company considers to be comparable to its business over a period equivalent to the expected term of the share-based grants. The expected dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future. Consequently, the expected dividend yield used is zero. The risk-free interest rate was based on the AAA-Rated Euro Area Central Government Bond Yields.

Compensation expense recorded for the year ended December 31, 2020 for the warrants was $535 thousand. As of December 31, 2020, unrecognized compensation expense related to non-vested stock-based compensation arrangements granted for the nonemployee awards was $183 thousand. The expense is expected to be fully recognized over one year.

Additionally, the two founders of the Company (the “Founders”) agreed to sell to EDGE shares currently owned by the Founders equaling 14.5% of the total outstanding ordinary shares of the Company on a fully diluted basis at NOK 0.01 per share. On May 20, 2019, the Founders entered into a purchase agreement with EDGE (the “Stock Purchase Agreement”) pursuant to the 2019 EDGE Agreement, and EDGE purchased 18,550,858 ordinary shares with a value of NOK 0.10 per share from the Founders. The ordinary shares sold to EDGE under the Stock Purchase

Agreement represented share-based compensation to EDGE in exchange for services, as they were specified as part of the total service fees pursuant to the 2019 EDGE Agreement and sold to EDGE at a discount (i.e., at the par value of the ordinary shares). For the year ended December 31, 2019, the Company recognized $192 thousand of share-based compensation expense, which was calculated based on the difference between the fair value and the purchase price multiplied by the number of ordinary shares purchased by EDGE.

See Note 14 — Related Party Transactions for further information on the non-equity-based compensation arrangements pursuant to the consulting agreements between the Company and EDGE.

Nonemployee Awards – Liability Classified

On December 4, 2020, the Company entered into an agreement with a third-party service provider for its support in initiating and enabling high-level discussions with Japanese technology providers with the purpose of entering into license agreements. The Company plans to issue 2,308,526 warrants as payment-in-kind. The warrants will vest immediately and may be exercised at any time with the latest being September 30, 2023. As the warrants have yet to be approved by the shareholders, they will be treated as cash-settled liability awards until approved by the shareholders. Until the share issuance is approved by the shareholders, the third-party service provider retains a put option to demand cash payment in the amount of EUR 375 thousand ($427 thousand) recognized as accrued share-based compensation expense within accrued liabilities in the Company’s consolidated balance sheet. Once approved by the shareholders, the warrants will be remeasured to fair value and reclassified from a liability to equity. On February 16, 2021, the Company’s shareholders resolved to issue the 2,308,526 warrants with an exercise price of NOK 0.01. Compensation expense recorded for the year ended December 31, 2020 for the warrants was $427 thousand.